Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 26.6%
1,401,665	(1),(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.666%, 01/25/2045	$1,057,335	0.1
664,837	(1),(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.543%, 04/25/2045	591,031	0.1
530,784	(1),(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.523%, 06/25/2045	434,810	0.0
558,015	(1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.659%, 12/25/2045	465,967	0.1
646,000	(1),(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.659%, 12/25/2045	526,820	0.1
1,258,105	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.773%, 03/25/2046	1,131,789	0.1
998,319	(1),(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.773%, 03/25/2046	684,831	0.1
328,734		Alternative Loan Trust 2004-32CB 2A2, 4.789%, (US0001M + 0.400%), 02/25/2035	306,928	0.0
502,247		Alternative Loan Trust 2004-J7 MI, 4.179%, (US0001M + 1.020%), 10/25/2034	500,140	0.1
280,827		Alternative Loan Trust 2005-31 1A1, 4.949%, (US0001M + 0.560%), 08/25/2035	239,921	0.0
214,923		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	148,437	0.0
393,797		Alternative Loan Trust 2005-J2 1A12, 4.789%, (US0001M + 0.400%), 04/25/2035	308,576	0.0
269,680		Alternative Loan Trust 2006-19CB A12, 4.789%, (US0001M + 0.400%), 08/25/2036	137,366	0.0
617,454		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	301,636	0.0
376,645		Alternative Loan Trust 2007-18CB 1A7, 4.859%, (US0001M + 0.470%), 08/25/2037	119,987	0.0
953,446		Alternative Loan Trust 2007-OA4 A1, 4.729%, (US0001M + 0.170%), 05/25/2047	804,329	0.1
758,351	(1),(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	698,157	0.1
1,950,349	(1),(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.488%, 11/25/2051	1,413,741	0.2
2,494,710	(1),(2)	Bayview MSR Opportunity Master Fund Trust 2021-6 B3A, 3.391%, 10/25/2051	1,861,622	0.2
2,044,965	(1),(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.411%, 12/25/2051	1,424,446	0.2
141,051	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 3.449%, 01/25/2036	135,850	0.0
130,293	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.115%, 05/25/2035	121,170	0.0
236,997	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.899%, 09/25/2035	192,932	0.0
1,441,689	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.579%, 11/25/2035	967,385	0.1
113,390	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.989%, 09/25/2036	97,637	0.0
53,993	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 3.492%, 02/25/2037	51,355	0.0
230,315	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.793%, 11/25/2034	208,127	0.0
432,384		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	248,068	0.0
361,277		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	195,341	0.0
466,989	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	437,930	0.1
61,855	(1),(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	58,115	0.0
267,976	(1),(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	243,656	0.0
886,109	(1),(2)	CIM Trust 2019-J1 B3, 3.943%, 08/25/2049	704,900	0.1
500,000	(1),(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	435,076	0.0
947,274	(1),(2)	CIM Trust 2020-J1 B3, 3.444%, 07/25/2050	730,700	0.1
947,220	(1),(2)	CIM Trust 2020-J2 B2, 2.758%, 01/25/2051	667,622	0.1
1,249,384	(1),(2)	CIM Trust 2020-J2 B3, 2.758%, 01/25/2051	836,673	0.1
235,740	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.412%, 03/25/2036	183,855	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

211,672	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.871%, 09/25/2037	182,110	0.0
594,516	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.294%, 08/25/2036	561,193	0.1
1,496,360	(1),(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.858%, 09/25/2051	1,027,479	0.1
466,217		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	452,482	0.1
139,737		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	119,439	0.0
922,075	(1),(2)	COLT 2022-5 A1 Mortgage Loan Trust, 4.550%, 04/25/2067	892,622	0.1
834,009	(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 6.389%, (US0001M + 2.000%), 01/25/2040	821,902	0.1
3,500,000	(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.078%, (SOFR30A + 3.150%), 12/25/2041	3,295,088	0.4
1,500,000	(2)	Connecticut Avenue Securities Trust 2022-R02 2B1, 8.428%, (SOFR30A + 4.500%), 01/25/2042	1,424,185	0.2
617,002	(1),(2),(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/01/2023), 07/25/2049	574,104	0.1
1,000,000	(1),(2)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	662,243	0.1
186,377	(1),(2)	CSMC Trust 2013-IVR3 B3, 3.402%, 05/25/2043	174,047	0.0
230,384	(1),(2)	CSMC Trust 2013-IVR5 B3, 3.623%, 10/25/2043	216,912	0.0
326,891	(1),(2)	CSMC Trust 2014-IVR1 B3, 3.594%, 11/25/2043	303,529	0.0
278,929	(1),(2)	CSMC Trust 2014-IVR2 B3, 3.782%, 04/25/2044	261,221	0.0
394,978	(1),(2)	CSMC Trust 2014-IVR3 B3, 4.050%, 07/25/2044	368,200	0.0
2,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	1,279,885	0.1
313,678	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.465%, 06/27/2037	271,028	0.0
1,000,000	(2)	Eagle RE 2021-2 M1C Ltd., 7.378%, (SOFR30A + 3.450%), 04/25/2034	984,229	0.1
2,900,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.039%, (US0001M + 3.650%), 02/25/2040	2,869,984	0.3
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 7.228%, (SOFR30A + 3.300%), 11/25/2041	925,888	0.1
846,290	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 8.489%, (US0001M + 4.100%), 07/25/2039	858,210	0.1
23,166	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 6.489%, (US0001M + 2.100%), 09/25/2039	23,136	0.0
348,370	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 6.439%, (US0001M + 2.050%), 01/25/2040	346,186	0.0
888,509	(1),(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	850,797	0.1
899,405	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.001%, 04/25/2048	758,050	0.1
1,390,786	(1),(2)	Flagstar Mortgage Trust 2018-4 B3, 4.202%, 07/25/2048	1,202,166	0.1
4,054	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.475%, 09/25/2048	3,391	0.0
911,513	(1),(2)	Flagstar Mortgage Trust 2018-5 B3, 4.475%, 09/25/2048	723,812	0.1
910,940	(1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.920%, 10/25/2048	799,537	0.1
313,089	(1),(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	275,757	0.0
936,259	(1),(2)	Flagstar Mortgage Trust 2019-2 B2, 4.027%, 12/25/2049	804,852	0.1
4,742,343	(1),(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.221%, 03/25/2050	3,782,920	0.4
2,363,608	(1),(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.221%, 03/25/2050	1,874,933	0.2
1,287,740	(2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 6.239%, (US0001M + 1.850%), 02/25/2050	1,285,654	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,182,126	(2)	Freddie Mac STACR REMIC Trust 2020-DNA5 M2, 6.728%, (SOFR30A + 2.800%), 10/25/2050	1,191,835	0.1
1,164,256	(2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 7.489%, (US0001M + 3.100%), 03/25/2050	1,181,232	0.1
11,442	(2)	Freddie Mac STACR REMIC Trust 2020-HQA4 M2, 7.539%, (US0001M + 3.150%), 09/25/2050	11,449	0.0
811,094	(2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 5.578%, (SOFR30A + 1.650%), 01/25/2034	800,310	0.1
3,900,000	(2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 7.328%, (SOFR30A + 3.400%), 10/25/2041	3,646,822	0.4
2,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 6.178%, (SOFR30A + 2.250%), 08/25/2033	1,887,597	0.2
5,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 7.678%, (SOFR30A + 3.750%), 12/25/2041	4,301,372	0.5
10,000,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.328%, (SOFR30A + 3.400%), 01/25/2042	8,911,450	0.9
3,000,000	(2)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 9.178%, (SOFR30A + 5.250%), 05/25/2042	3,006,219	0.3
1,600,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 6.228%, (SOFR30A + 2.300%), 08/25/2033	1,582,957	0.2
2,000,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 7.578%, (SOFR30A + 3.650%), 11/25/2041	1,863,886	0.2
6,250,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 B1, 8.678%, (SOFR30A + 4.750%), 02/25/2042	5,735,609	0.6
5,000,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 6.328%, (SOFR30A + 2.400%), 02/25/2042	4,869,297	0.5
5,500,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2, 7.678%, (SOFR30A + 3.750%), 02/25/2042	5,189,735	0.6
493,480	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	467,482	0.1
47,391	(1),(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	46,010	0.0
947,934	(1),(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	826,228	0.1
156,586	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	136,998	0.0
266,197	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	224,212	0.0
626,376	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	548,017	0.1
2,104,269	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.625%, 05/25/2050	1,645,582	0.2
802,846	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.061%, 08/25/2049	650,257	0.1
85,884	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	81,264	0.0
921,743	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.336%, 11/25/2049	796,384	0.1
115,588	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	107,316	0.0
908,354	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.986%, 03/25/2050	783,487	0.1
3,439,332	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.986%, 03/25/2050	2,931,530	0.3
2,940,466	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.986%, 03/25/2050	2,440,890	0.3
1,243,557	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.652%, 08/25/2051	828,720	0.1
978,452	(1),(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.390%, 04/25/2052	681,225	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

978,452	(1),(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.390%, 04/25/2052	621,538	0.1
93,328	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 3.557%, 10/25/2035	54,338	0.0
191,228	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 3.796%, 01/25/2036	183,887	0.0
671,022		HarborView Mortgage Loan Trust 2007-5 A1A, 4.529%, (US0001M + 0.190%), 09/19/2037	576,416	0.1
4,000,000	(2)	Home RE 2019-1 M2 Ltd., 7.639%, (US0001M + 3.250%), 05/25/2029	3,949,318	0.4
2,473,565	(1),(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.326%, 10/25/2051	1,743,147	0.2
1,500,000	(1),(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	970,161	0.1
2,454,001		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.809%, (US0001M + 0.420%), 02/25/2046	1,734,099	0.2
43,818	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	41,854	0.0
30,124	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	28,774	0.0
927,166	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.488%, 08/25/2049	821,822	0.1
927,166	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.488%, 08/25/2049	800,551	0.1
1,089,976	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.545%, 06/25/2049	1,020,481	0.1
1,466,414	(1),(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	927,859	0.1
1,665,773	(1),(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.095%, 07/25/2052	1,177,435	0.1
468,859		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	276,613	0.0
103,045	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.427%, 05/25/2037	89,180	0.0
929,393		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	407,414	0.0
1,210,082	(1),(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.676%, 01/25/2044	1,034,871	0.1
786,000	(1),(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.787%, 10/25/2029	615,839	0.1
1,264,067	(1),(2)	JP Morgan Mortgage Trust 2015-4 B4, 3.548%, 06/25/2045	837,815	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.786%, 05/25/2046	662,375	0.1
3,335,852	(1),(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.449%, 01/25/2047	2,741,471	0.3
841,600	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.752%, 08/25/2047	726,555	0.1
1,325,726	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.870%, 11/25/2048	1,128,429	0.1
1,338,294	(1),(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.782%, 12/25/2048	1,110,819	0.1
1,445,725	(1),(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.711%, 09/25/2048	1,204,719	0.1
2,048,482	(1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.711%, 09/25/2048	1,677,888	0.2
986,005	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.716%, 10/25/2048	811,583	0.1
2,061,646	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.716%, 10/25/2048	1,686,959	0.2
288,555	(1),(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	247,792	0.0
1,820,269	(1),(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.038%, 01/25/2049	1,538,223	0.2
910,135	(1),(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.038%, 01/25/2049	767,166	0.1
910,178	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.223%, 02/25/2049	761,737	0.1
912,039	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.223%, 02/25/2049	749,010	0.1
113,560	(1),(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	106,581	0.0
1,927,309	(1),(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.485%, 11/25/2049	1,708,688	0.2
935,582	(1),(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.207%, 12/25/2049	780,104	0.1
1,871,164	(1),(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.207%, 12/25/2049	1,624,532	0.2
424,783	(1),(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 02/25/2050	360,218	0.0
2,773,289	(1),(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.276%, 02/25/2050	2,196,153	0.2
382,744	(1),(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	326,648	0.0
2,791,477	(1),(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.418%, 03/25/2050	2,274,596	0.2
2,430,350	(1),(2)	JP Morgan Mortgage Trust 2019-9 B2A, 3.401%, 05/25/2050	1,914,028	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,972,244	(1),(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.184%, 10/25/2049	2,734,114	0.3
1,624,251	(1),(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.978%, 10/25/2049	1,432,376	0.2
423,091	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	371,629	0.0
183,340	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	165,910	0.0
3,310,740	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.388%, 05/25/2050	2,770,557	0.3
1,873,008	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.701%, 12/25/2049	1,666,267	0.2
1,873,008	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.701%, 12/25/2049	1,651,928	0.2
14,014	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	13,577	0.0
56,954	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	55,253	0.0
947,908	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.381%, 03/25/2050	809,627	0.1
2,369,769	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.381%, 03/25/2050	2,019,894	0.2
379,865	(1),(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	329,393	0.0
1,410,338	(1),(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.845%, 08/25/2050	1,112,586	0.1
1,468,593	(1),(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.653%, 11/25/2050	1,176,147	0.1
2,368,447	(1),(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.584%, 12/25/2050	1,916,338	0.2
1,415,791	(1),(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.510%, 03/25/2051	1,046,359	0.1
94,352	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	91,167	0.0
1,638,787	(1),(2)	JP Morgan Trust 2015-1 B3, 4.694%, 12/25/2044	1,532,925	0.2
451,479	(1),(2)	JP Morgan Trust 2015-3 B3, 3.603%, 05/25/2045	389,488	0.0
866,534	(1),(2)	JP Morgan Trust 2015-3 B4, 3.603%, 05/25/2045	592,464	0.1
75,386		Lehman XS Trust Series 2005-5N 3A1B, 3.048%, (12MTA + 1.000%), 11/25/2035	73,538	0.0
1,929,961	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.324%, 10/25/2048	1,665,832	0.2
965,217	(1),(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.900%, 07/01/2051	699,564	0.1
2,454,124	(1),(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.324%, 03/25/2052	1,740,588	0.2
387,238	(1),(2)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	356,222	0.0
3,489,000	(1),(2)	MFA 2021-INV2 M1 Trust, 3.199%, 11/25/2056	2,201,935	0.2
700,000	(1),(2)	MFRA Trust 2021-INV1 M1, 2.288%, 01/25/2056	517,544	0.1
118,929		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	73,781	0.0
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 6.189%, (US0001M + 1.800%), 09/25/2035	857,987	0.1
1,823,584	(1),(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	1,665,170	0.2
3,800,000	(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.278%, (SOFR30A + 3.350%), 04/25/2034	3,306,178	0.4
49,903	(1),(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	46,914	0.0
152,284	(1),(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	141,080	0.0
146,694	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	137,704	0.0
306,303	(1),(2)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	266,686	0.0
352,796	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	304,032	0.0
1,408,982	(1),(2)	OBX 2022-J1 A14 Trust, 2.500%, 02/25/2052	1,083,392	0.1
3,799,123	(1),(2)	Oceanview Mortgage Trust 2021-5 B3, 2.978%, 10/25/2051	2,497,122	0.3
1,123,264	(1),(2)	Provident Funding Mortgage Trust 2020-1 B3, 3.255%, 02/25/2050	825,068	0.1
43,761	(1),(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	42,725	0.0
226,681	(1),(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	216,949	0.0
2,900,000	(2)	Radnor RE 2021-1 M1C Ltd., 6.628%, (SOFR30A + 2.700%), 12/27/2033	2,711,346	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

117,188	(1),(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	102,274	0.0
1,302,184	(1),(2)	RCKT Mortgage Trust 2019-1 B1A, 3.830%, 09/25/2049	1,073,648	0.1
930,132	(1),(2)	RCKT Mortgage Trust 2019-1 B2A, 3.830%, 09/25/2049	764,386	0.1
1,904,601	(1),(2)	RCKT Mortgage Trust 2020-1 B2A, 3.472%, 02/25/2050	1,513,510	0.2
298,913	(2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	275,844	0.0
272,951	(1),(2)	Sequoia Mortgage Trust 2015-3 B3, 3.723%, 07/25/2045	194,336	0.0
1,844,386	(1),(2)	Sequoia Mortgage Trust 2017-2 B2, 3.560%, 02/25/2047	1,605,436	0.2
2,561,685	(1),(2)	Sequoia Mortgage Trust 2017-5 B3, 3.794%, 08/25/2047	2,119,763	0.2
875,313	(1),(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.503%, 08/25/2047	789,486	0.1
1,358,139	(1),(2)	Sequoia Mortgage Trust 2019-2 B3, 4.256%, 06/25/2049	1,141,764	0.1
368,609	(1),(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	308,174	0.0
462,257	(1),(2)	Sequoia Mortgage Trust 2019-5 B2, 3.720%, 12/25/2049	375,065	0.0
462,257	(1),(2)	Sequoia Mortgage Trust 2019-5 B3, 3.720%, 12/25/2049	356,747	0.0
593,091	(1),(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.860%, 03/25/2049	562,616	0.1
1,637,187	(1),(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	1,520,753	0.2
812,312	(1),(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	758,144	0.1
2,865,988	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.508%, 09/25/2049	2,557,566	0.3
1,687,696	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.508%, 09/25/2049	1,523,297	0.2
948,452	(1),(2)	Sequoia Mortgage Trust 2020-2 B2, 3.635%, 03/25/2050	742,737	0.1
2,369,645	(1),(2)	Sequoia Mortgage Trust 2020-2 B3, 3.635%, 03/25/2050	1,844,599	0.2
1,907,658	(1),(2)	Sequoia Mortgage Trust 2020-3 B3, 3.327%, 04/25/2050	1,442,389	0.2
2,476,149	(1),(2)	Sequoia Mortgage Trust 2021-7 B3, 2.866%, 11/25/2051	1,690,114	0.2
9,066,000	(4)	Series RR 2014-1 F Trust, 0.000%, 05/25/2047	7,951,288	0.8
1,311,373	(1),(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.641%, 10/25/2047	1,144,896	0.1
3,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	2,501,859	0.3
2,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	1,767,306	0.2
2,500,000	(2)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	2,116,353	0.2
70,118	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.670%, 03/25/2035	63,188	0.0
3,774,111	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	992,302	0.1
1,467,178	(1),(2)	UWM Mortgage Trust 2021-INV4 B3, 3.229%, 12/25/2051	1,037,652	0.1
4,794,798	(1),(2)	UWM Mortgage Trust 2021-INV5 B3, 3.242%, 01/25/2052	3,376,447	0.4
1,152,137	(1),(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	925,681	0.1
89,229	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.160%, 10/20/2035	84,521	0.0
115,759	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 4.160%, 10/20/2035	109,651	0.0
308,574	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.469%, 06/25/2034	289,694	0.0
400,967	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 3.495%, 07/25/2034	374,934	0.0
660,460	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.833%, 09/25/2035	585,847	0.1
238,579		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 5.369%, (US0001M + 0.490%), 10/25/2045	219,611	0.0
208,285	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 3.836%, 12/25/2035	187,552	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

219,730	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.329%, 11/25/2036	185,804	0.0
658,573	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.510%, 12/25/2036	570,737	0.1
321,156	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.406%, 12/25/2036	301,272	0.0
212,044	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.093%, 02/25/2037	189,368	0.0
385,084	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.211%, 02/25/2037	345,954	0.0
250,274	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.372%, 12/25/2036	221,768	0.0
318,502		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	297,285	0.0
91,662		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	79,842	0.0
382,155		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	353,911	0.0
492,803		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 4.849%, (US0001M + 0.460%), 01/25/2047	434,690	0.0
100,178		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	83,885	0.0
57,764	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.879%, 04/25/2036	53,932	0.0
386,530	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.332%, 12/28/2037	336,401	0.0
449,355	(1),(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.665%, 07/25/2047	373,562	0.0
164,244	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 07/25/2049	144,159	0.0
2,018,720	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.369%, 12/25/2049	1,516,963	0.2
1,035,607	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.163%, 07/25/2050	810,635	0.1
1,241,699	(1),(2)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.711%, 12/25/2050	791,048	0.1

	Total Collateralized Mortgage Obligations
	(Cost $299,663,279)		250,718,492	26.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 38.3%
2,580,000	(2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 D, 2.000%, 10/15/2054	1,499,176	0.2
5,649,000	(2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 E, 2.000%, 10/15/2054	3,062,662	0.3
3,500,000	(2)	AREIT 2019-CRE3 D Trust, 7.090%, (TSFR1M + 2.650%), 09/14/2036	3,281,282	0.3
2,200,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,570,723	0.2
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,432,542	0.4
7,060,000	(1),(2),(5)	BANK 2017-BNK4 XE, 1.482%, 05/15/2050	342,651	0.0
21,150,000	(1),(2),(5)	BANK 2017-BNK8 XE, 1.296%, 11/15/2050	1,053,454	0.1
9,363,500	(1),(2),(5)	BANK 2018-BNK12 XD, 1.414%, 05/15/2061	601,160	0.1
10,987,040	(1),(5)	Bank 2019-BNK19 XA, 0.949%, 08/15/2061	519,653	0.1
52,677,821	(1),(5)	BANK 2020-BNK27 XA, 1.159%, 04/15/2063	3,267,526	0.3
17,793,294	(1),(5)	BANK 2020-BNK30 XA, 1.317%, 12/15/2053	1,240,944	0.1
14,831,662	(1),(5)	BANK 2021-BNK31 XA, 1.326%, 02/15/2054	1,077,862	0.1
47,271,071	(1),(5)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.554%, 08/15/2052	3,381,664	0.4
103,000,000	(1),(2),(5)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/2033	559,990	0.1
39,179,327	(1),(5)	BBCMS Mortgage Trust 2020-C7 XA, 1.623%, 04/15/2053	2,848,674	0.3
6,605,167	(1),(5)	BBCMS Trust 2021-C10 XA, 1.298%, 07/15/2054	477,760	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

18,964,000	(1),(2),(5)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,243,425	0.1
50,165,729	(1),(5)	Benchmark 2018-B7 XA Mortgage Trust, 0.427%, 05/15/2053	848,212	0.1
20,122,115	(1),(5)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.221%, 03/15/2062	1,036,584	0.1
14,907,500	(1),(2),(5)	Benchmark 2019-B14 XD Mortgage Trust, 1.274%, 12/15/2062	1,066,814	0.1
1,350,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	899,721	0.1
3,220,000	(1),(2),(5)	Benchmark 2019-B9 XD Mortgage Trust, 2.001%, 03/15/2052	310,688	0.0
12,504,178	(1),(5)	Benchmark 2020-B17 XA Mortgage Trust, 1.416%, 03/15/2053	744,703	0.1
6,115,000	(2)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	4,952,478	0.5
22,599,190	(1),(5)	Benchmark 2020-B18 XA Mortgage Trust, 1.789%, 07/15/2053	1,755,375	0.2
7,234,269	(1),(5)	Benchmark 2020-B20 XA Mortgage Trust, 1.618%, 10/15/2053	559,244	0.1
15,933,838	(1),(5)	Benchmark 2020-B22 XA Mortgage Trust, 1.516%, 01/15/2054	1,368,376	0.1
18,414,818	(1),(5)	Benchmark 2021-B23 XA Mortgage Trust, 1.272%, 02/15/2054	1,213,235	0.1
34,516,722	(1),(5)	Benchmark 2021-B25 XA Mortgage Trust, 1.102%, 04/15/2054	2,141,737	0.2
4,957,958	(1),(5)	Benchmark 2021-B28 XA Mortgage Trust, 1.283%, 08/15/2054	350,468	0.0
8,000,000	(1),(2),(5)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	619,188	0.1
6,580,000	(2),(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	4,027,815	0.4
3,350,000	(2),(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	2,022,884	0.2
8,425,000	(1),(2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.516%, 05/25/2052	5,670,042	0.6
5,000,000	(2)	BPR Trust 2021-WILL E, 11.068%, (US0001M + 6.750%), 06/15/2038	4,560,675	0.5
2,403,000	(2)	BX Commercial Mortgage Trust 2019-IMC D, 6.218%, (US0001M + 1.900%), 04/15/2034	2,259,400	0.2
500,000	(2)	BX Trust 2022-VAMF F, 7.635%, (TSFR1M + 3.299%), 01/15/2039	458,354	0.1
1,910,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	1,327,155	0.1
1,250,000	(1),(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	746,898	0.1
1,470,000	(2)	Cascade Funding Mortgage Trust 2021-FRR1 AK99, 7.760%, 09/29/2029	872,230	0.1
5,600,000	(2)	Cascade Funding Mortgage Trust 2021-FRR1 BK98, 9.040%, 08/29/2029	3,073,039	0.3
8,930,000	(2)	Cascade Funding Mortgage Trust 2021-FRR1 CK98, 9.690%, 08/29/2029	4,696,172	0.5
17,685,004	(1),(5)	CD 2019-CD8 XA Mortgage Trust, 1.405%, 08/15/2057	1,163,512	0.1
2,810,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.588%, 03/11/2047	2,561,859	0.3
44,693,343	(1),(2),(5)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.423%, 03/11/2047	670,492	0.1
4,231,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.692%, 07/10/2049	2,774,551	0.3
2,010,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.692%, 07/10/2049	1,141,750	0.1
5,150,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	3,868,625	0.4
20,655,000	(1),(2),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.263%, 09/15/2050	1,015,881	0.1
2,240,000	(1),(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.064%, 11/10/2051	1,686,673	0.2
3,563,390	(1),(5)	COMM 2012-CR3 XA, 1.530%, 10/15/2045	9,084	0.0
1,230,000	(1),(2)	COMM 2013-CR10 F Mortgage Trust, 4.869%, 08/10/2046	1,074,149	0.1
1,820,000	(1),(2)	COMM 2020-CBM F Mortgage Trust, 3.633%, 02/10/2037	1,541,751	0.2
16,406,000	(1),(2),(5)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.825%, 11/15/2050	611,144	0.1
1,000,000	(1),(2)	DBWF 2015-LCM D Mortgage Trust, 3.421%, 06/10/2034	770,771	0.1
13,724,801	(1),(2),(5)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	763,461	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,780,673	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.691%, 03/25/2030	1,403,166	0.2
24,657,632	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.882%, 11/25/2030	1,284,108	0.1
29,722,183	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.774%, 12/25/2030	1,346,737	0.1
3,384,258	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.511%, 02/25/2035	381,329	0.0
13,033,670	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.980%, 08/25/2036	1,077,915	0.1
22,039,000	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KG01 X3, 3.124%, 05/25/2029	3,489,389	0.4
5,490,776	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KG04 X1, 0.851%, 11/25/2030	277,520	0.0
12,250,292	(2),(5)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	36,764	0.0
4,833,678	(2),(4)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	3,403,478	0.4
50,400,983	(2),(5)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	134,462	0.0
449,682	(2),(4)	FREMF 2018-K156 C Mortgage Trust, 0.000%, 07/25/2036	175,261	0.0
2,300,000	(2),(4)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,169,239	0.1
29,286,038	(2),(5)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	103,134	0.0
3,260,000	(2),(5)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	14,449	0.0
7,087,000	(1),(2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	4,901,607	0.5
5,395,000	(2),(4)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	4,415,124	0.5
6,557,000	(2),(4)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	5,318,139	0.6
5,334,000	(1),(2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.040%, 09/27/2051	4,263,593	0.5
4,526,000	(2),(4)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	2,470,843	0.3
5,392,000	(2),(4)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	4,309,403	0.5
5,331,000	(2),(4)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	4,047,909	0.4
3,000,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.500%, 11/29/2050	1,971,680	0.2
7,423,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1C, 1.690%, 11/29/2050	4,635,990	0.5
11,147,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1D, 1.720%, 11/29/2050	6,902,621	0.7
5,000,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1E, 2.230%, 11/29/2050	2,686,134	0.3
5,000,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.660%, 11/29/2050	3,150,877	0.3
8,020,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2C, 1.890%, 11/29/2050	4,739,926	0.5
16,000,000	(2),(4)	GAM RE-REMIC Trust 2022-FRR3 DK89, 0.000%, 01/27/2052	6,805,876	0.7
9,937,000	(1),(2),(5)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	7,029,169	0.7
6,762,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 BK61, 1.290%, 01/29/2052	4,652,969	0.5
7,361,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 BK89, 2.000%, 01/27/2052	4,116,209	0.4
3,846,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 C728, 0.600%, 08/27/2050	3,254,268	0.3
3,915,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.920%, 05/27/2048	3,103,137	0.3
4,744,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.570%, 11/27/2049	3,107,271	0.3
3,310,000	(1),(2),(5)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.410%, 01/29/2052	2,136,437	0.2
3,856,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 CK89, 2.260%, 01/27/2052	2,002,826	0.2
3,849,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 D728, 0.690%, 01/29/2052	3,150,902	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

5,194,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.030%, 12/27/2045	5,157,067	0.5
3,094,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.770%, 10/27/2047	2,558,131	0.3
3,914,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 DK47, 1.000%, 05/27/2048	3,034,650	0.3
1,295,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.040%, 12/27/2045	1,284,535	0.1
2,064,000	(2),(6)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.700%, 01/29/2052	1,684,295	0.2
4,220,407	(1),(2),(5)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.291%, 03/10/2044	5	0.0
522,695	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	109,492	0.0
6,291,216	(1),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 0.952%, 02/10/2052	269,626	0.0
2,170,000	(2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,443,866	0.2
14,385,067	(1),(5)	GS Mortgage Securities Trust 2019-GC40 XA, 1.078%, 07/10/2052	639,713	0.1
1,800,000	(2)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	951,524	0.1
500,000	(2)	GS Mortgage Securities Trust 2021-GSA3 E, 2.250%, 12/15/2054	240,266	0.0
5,860,000	(1),(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	5,444,110	0.6
1,930,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 6.478%, (US0001M + 2.160%), 07/15/2036	1,797,321	0.2
1,330,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	917,002	0.1
1,360,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	794,617	0.1
30,239,986	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.620%, 11/15/2045	347,550	0.0
3,550,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.883%, 01/15/2047	3,305,634	0.4
734,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	596,974	0.1
46,979,000	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	396,768	0.0
34,428,000	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.375%, 01/15/2048	270,573	0.0
13,000,000	(1),(2)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.601%, 03/10/2049	8,950,308	1.0
4,930,763	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 C, 4.500%, 08/15/2045	4,487,113	0.5
3,250,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.523%, 11/15/2045	2,679,226	0.3
4,950,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.368%, 10/15/2048	3,783,660	0.4
7,861,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.368%, 10/15/2048	5,623,183	0.6
3,650,000	(2),(7)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,650,000	0.4
2,600,000	(2),(7)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	777,400	0.1
680,158	(2),(7)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	–	–
1,590,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,166,424	0.1
40,410,945	(1),(5)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.300%, 07/15/2052	2,272,677	0.2
6,586,500	(1),(2),(5)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.394%, 07/15/2052	485,662	0.1
14,471,340	(1),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.868%, 12/15/2050	481,189	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

15,555,000	(1),(2),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.605%, 12/15/2050	1,026,898	0.1
2,170,000	(2)	Prima Capital CRE Securitization 2019-7A C Ltd., 3.250%, 12/25/2050	1,974,532	0.2
10,000,000	(2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	8,050,377	0.9
16,080,000	(2)	RFM Reremic Trust 2022-FRR1 AB55, 1.120%, 03/28/2049	11,977,884	1.3
13,630,000	(1),(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.470%, 11/08/2049	10,661,268	1.1
20,520,000	(1),(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.314%, 03/01/2050	15,631,865	1.7
5,010,000	(2),(4)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	3,541,985	0.4
6,300,000	(2),(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	4,125,044	0.4
5,900,000	(2),(4)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	3,777,169	0.4
3,320,000	(1),(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.728%, 03/15/2037	2,923,147	0.3
5,000,000	(2),(4)	TPI RE-REMIC Trust 2022-FRR1 AK34, 0.000%, 07/25/2046	4,809,042	0.5
15,104,615	(1),(5)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.532%, 04/15/2052	940,809	0.1
116,105	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.096%, 12/10/2045	110,735	0.0
5,452,113	(1),(5)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.011%, 12/15/2047	94,015	0.0
16,657,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.248%, 09/15/2058	481,785	0.1
16,657,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.248%, 09/15/2058	480,305	0.1
32,664,000	(1),(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.577%, 11/15/2049	602,386	0.1
7,605,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	431,890	0.0
32,342,372	(1),(5)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.880%, 10/15/2050	1,003,910	0.1
14,878,393	(1),(5)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.790%, 06/15/2051	515,241	0.1
20,635,018	(1),(5)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.547%, 08/15/2054	1,776,378	0.2
6,088,168	(1),(2),(5)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.181%, 12/15/2045	10,922	0.0
2,020,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,937,796	0.2
97,433	(1),(2),(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 0.910%, 03/15/2048	124	0.0
14,390,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.957%, 06/15/2046	9,206,814	1.0
5,146,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	4,594,811	0.5

	Total Commercial Mortgage-Backed Securities
	(Cost $419,871,290)		360,453,892	38.3

ASSET-BACKED SECURITIES: 29.9%
		Automobile Asset-Backed Securities: 1.2%
1,082,277		Americredit Automobile Receivables Trust 2019-1 C, 3.360%, 02/18/2025	1,076,064	0.1
1,800,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,753,222	0.2
3,350,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,221,954	0.3
2,350,000		AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	2,200,864	0.2
750,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	728,242	0.1
831,454		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	830,039	0.1
1,500,000	(2)	Tesla Auto Lease Trust 2020-A E, 4.640%, 08/20/2024	1,489,571	0.2
			11,299,956	1.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

		Home Equity Asset-Backed Securities: 0.3%
646,472	(1),(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	506,715	0.1
691,320	(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	536,927	0.1
2,443,557		GSAA Home Equity Trust 2006-14 A3A, 4.889%, (US0001M + 0.250%), 09/25/2036	842,852	0.1
934,089		GSAA Home Equity Trust 2007-1 1A1, 4.549%, (US0001M + 0.080%), 02/25/2037	304,716	0.0
378,122	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	371,449	0.0
474,956	(1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	413,255	0.0
			2,975,914	0.3

		Other Asset-Backed Securities: 25.6%
2,000,000	(2)	AIG CLO 2019-2A DR Ltd., 7.408%, (US0003M + 3.050%), 10/25/2033	1,844,260	0.2
3,000,000	(1),(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,681,137	0.3
1,500,000	(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	1,353,721	0.1
1,043,428	(1),(2),(5),(7)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	–	–
3,500,000	(2)	Apidos CLO XXXI 2019-31A DR, 7.179%, (US0003M + 3.100%), 04/15/2031	3,305,068	0.3
3,500,000	(2)	Apidos CLO XXXIII 2020-33A DR, 7.325%, (US0003M + 3.000%), 10/24/2034	3,319,131	0.4
6,500,000	(2)	Apidos CLO XXXVI 2021-36A D, 7.143%, (US0003M + 2.900%), 07/20/2034	6,130,378	0.6
1,089,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	995,763	0.1
5,800,000	(2)	Aqua Finance Trust 2017-A B, 2.400%, 07/17/2046	4,890,295	0.5
606,968	(2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	571,853	0.1
2,785,875	(2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	2,365,829	0.3
5,000,000	(2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	4,378,380	0.5
239,891	(2)	Babson CLO Ltd. 2014-IA C, 7.693%, (US0003M + 3.450%), 07/20/2025	239,750	0.0
4,500,000	(2)	Babson CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	4,044,848	0.4
4,000,000	(2)	Barings CLO Ltd. 2021-1A D, 7.258%, (US0003M + 2.900%), 04/25/2034	3,564,888	0.4
188,954	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.081%, 10/25/2036	183,877	0.0
5,000,000	(2)	Benefit Street Partners CLO Ltd. 2021-23A D, 8.008%, (US0003M + 3.650%), 04/25/2034	4,667,170	0.5
5,000,000	(2)	Benefit Street Partners CLO XVIII Ltd. 2019-18A DR, 7.479%, (US0003M + 3.400%), 10/15/2034	4,670,535	0.5
3,750,000	(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 6.014%, (TSFR3M + 2.150%), 04/15/2035	3,485,685	0.4
7,250,000	(2)	BlueMountain CLO XXXII Ltd. 2021-32A D, 7.479%, (US0003M + 3.400%), 10/15/2034	6,654,398	0.7
4,565,500	(2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	4,108,808	0.4
5,000,000	(2)	Carlyle Global Market Strategies 2021-7A C, 7.179%, (US0003M + 3.100%), 10/15/2035	4,677,765	0.5
5,800,000	(2)	CARLYLE US CLO 2021-8A D Ltd., 7.279%, (US0003M + 3.200%), 10/15/2034	5,250,108	0.6
2,885,727	(2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	2,465,389	0.3
1,852,800	(2)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	1,719,587	0.2
1,392,000	(2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,322,890	0.1
1,312,875	(2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	1,138,239	0.1
2,050,000	(2)	Driven Brands Funding LLC 2022-1A A2, 7.393%, 10/20/2052	2,053,182	0.2
5,750,000	(2)	Dryden 86 CLO Ltd. 2020-86A DR, 7.279%, (US0003M + 3.200%), 07/17/2034	5,288,287	0.6
5,000,000	(2)	Dryden 95 CLO Ltd. 2021-95A D, 7.575%, (US0003M + 2.900%), 08/20/2034	4,615,720	0.5

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

4,400,000	(2)	Dryden Senior Loan Fund 2021-92A E, 11.175%, (US0003M + 6.500%), 11/20/2034	3,836,012	0.4
1,481,250	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,391,105	0.1
4,500,000	(2)	Galaxy XXIII CLO Ltd. 2017-23A DR, 7.725%, (US0003M + 3.400%), 04/24/2029	4,189,086	0.4
2,250,000	(2)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	2,104,943	0.2
2,250,000	(2)	Greystone Commercial Real Estate Notes 2021-FL3 E, 7.068%, (US0001M + 2.750%), 07/15/2039	2,017,323	0.2
1,509,317	(2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	1,291,864	0.1
854,126	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	756,574	0.1
1,982,573	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	1,645,052	0.2
626,870	(2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	523,714	0.1
740,874	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	645,125	0.1
813,577	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	698,768	0.1
1,811,608	(2)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	1,363,267	0.1
5,000,000	(2)	Magnetite XXVI Ltd. 2020-26A DR, 7.208%, (US0003M + 2.850%), 07/25/2034	4,716,320	0.5
90,710	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	90,507	0.0
900,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	822,060	0.1
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.665%, 09/25/2057	1,577,130	0.2
1,528,261	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	1,374,285	0.1
1,045,211	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	965,979	0.1
962,753	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	873,392	0.1
1,046,080	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	968,824	0.1
1,332,067	(2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	1,173,901	0.1
979,947	(2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	741,869	0.1
689,494	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	639,878	0.1
2,250,000	(2)	Neuberger Berman Loan Advisers Clo 42 Ltd. 2021-42A D, 6.879%, (US0003M + 2.800%), 07/16/2035	2,099,637	0.2
4,850,000	(2)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A D, 6.929%, (US0003M + 2.850%), 10/16/2034	4,542,670	0.5
3,000,000	(2)	NYACK Park CLO Ltd. 2021-1A D, 7.043%, (US0003M + 2.800%), 10/20/2034	2,680,986	0.3
3,000,500	(2)	Oaktree CLO 2020-1A ER Ltd., 10.589%, (US0003M + 6.510%), 07/15/2034	2,722,513	0.3
3,000,000	(2)	Oaktree CLO Ltd. 2021-1A D, 7.329%, (US0003M + 3.250%), 07/15/2034	2,778,177	0.3
6,000,000	(2)	OHA Credit Partners XVI 2021-16A D, 7.044%, (US0003M + 2.850%), 10/18/2034	5,639,952	0.6
4,550,000	(2)	Palmer Square CLO 2021-4A D Ltd., 7.029%, (US0003M + 2.950%), 10/15/2034	4,293,744	0.5
3,800,000	(2)	Palmer Square CLO Ltd. 2021-2A E, 10.429%, (US0003M + 6.350%), 07/15/2034	3,311,616	0.4
3,125,000	(2)	Palmer Square Loan Funding 2021-2A D Ltd., 9.675%, (US0003M + 5.000%), 05/20/2029	2,832,809	0.3
86,319	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.527%, 01/25/2036	84,192	0.0
2,214,944	(2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,191,685	0.2
1,780,000	(2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,724,941	0.2
950,000	(2)	SoFi Consumer Loan Program 2021-1 D Trust, 2.040%, 09/25/2030	861,576	0.1
4,500,000	(2)	Sound Point Clo XIV Ltd. 2016-3A DR, 7.975%, (US0003M + 3.650%), 01/23/2029	4,280,580	0.5

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

126,678		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 4.729%, (US0001M + 0.340%), 12/25/2036	123,927	0.0
7,728,380	(2)	Sunnova Helios Issuer II LLC 2021-B B, 2.010%, 07/20/2048	5,694,309	0.6
3,796,432	(2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	2,989,340	0.3
3,309,600	(2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	2,919,241	0.3
6,573,523	(2)	Sunrun Jupiter Issuer 2022-1A A LLC, 4.750%, 07/30/2057	6,032,402	0.6
1,564,130	(2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,387,184	0.1
4,200,000	(2)	Symphony CLO XIV Ltd. 2014-14A DR, 7.111%, (US0003M + 3.100%), 07/14/2026	4,201,147	0.4
7,000,000	(2)	Symphony Static CLO I Ltd. 2021-1A D, 7.108%, (US0003M + 2.750%), 10/25/2029	6,422,640	0.7
2,000,000	(2)	TCW CLO 2017-1A DRR Ltd., 8.085%, (US0003M + 3.670%), 10/29/2034	1,841,934	0.2
6,000,000	(2)	TCW CLO 2020-1A DRR Ltd., 7.643%, (US0003M + 3.400%), 04/20/2034	5,495,226	0.6
3,000,000	(2)	TCW CLO 2021-2A D Ltd., 7.608%, (US0003M + 3.250%), 07/25/2034	2,747,964	0.3
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 6.144%, (US0003M + 1.950%), 07/18/2031	1,854,738	0.2
5,000,000	(2)	THL Credit Wind River 2017-3A CR Clo Ltd., 6.579%, (US0003M + 2.500%), 04/15/2035	4,709,700	0.5
1,958,354	(2)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	1,627,981	0.2
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.166%, 11/25/2057	1,049,369	0.1
2,450,000	(2)	Trafigura Securitisation Finance PLC 2021-1A B, 1.780%, 01/15/2025	2,172,155	0.2
2,553,750	(2)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	2,101,093	0.2
1,047,106	(2)	Upstart Securitization Trust 2021-5 A, 1.310%, 11/20/2031	1,002,650	0.1
1,600,000	(2)	Venture 33 CLO Ltd. 2018-33A CR, 6.359%, (US0003M + 2.280%), 07/15/2031	1,464,254	0.2
5,412,500	(2)	Venture XXI CLO Ltd. 2015-21A DR, 6.879%, (US0003M + 2.800%), 07/15/2027	5,269,128	0.6
2,207,176	(2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	1,695,324	0.2
1,600,000	(2)	Whetstone Park CLO Ltd. 2021-1A D, 7.143%, (US0003M + 2.900%), 01/20/2035	1,397,256	0.1
5,714,280	(2)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	4,851,975	0.5
6,468,125	(2)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	5,231,718	0.6
			240,721,652	25.6

		Student Loan Asset-Backed Securities: 2.8%
129,376	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	116,316	0.0
307,032	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	276,016	0.0
219,054	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	208,209	0.0
85,953	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	75,931	0.0
20,289	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	17,751	0.0
572,146	(2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	486,996	0.1
597,694	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	592,754	0.1
118,155	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	106,208	0.0
685,853	(1),(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	621,386	0.1
464,225	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	429,683	0.1
1,037,846	(2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	955,989	0.1
324,804	(2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	291,744	0.0
850,000	(2)	Navient Private Education Refi Loan Trust 2021-F B, 2.120%, 02/18/2070	549,950	0.1
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,224,821	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	917,276	0.1
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,360,242	0.1
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,076,469	0.1
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,087,357	0.1
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	872,758	0.1
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,463,095	0.4
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	1,867,379	0.2
2,100,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,865,281	0.2
5,050,000	(2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	3,964,326	0.4
4,100,000	(2)	SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	3,083,967	0.3
			26,511,904	2.8

	Total Asset-Backed Securities
	(Cost $314,240,588)		281,509,426	29.9

	Total Long-Term Investments
	(Cost $1,033,775,157)		892,681,810	94.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
		Commercial Paper: 1.5%
5,000,000		McKesson Corp., 6.150%, 01/03/2023	4,997,475	0.6
5,000,000		Mondelez International, Inc., 5.770%, 01/04/2023	4,996,838	0.5
4,000,000		Verizon Communications, Inc., 5.770%, 01/04/2023	3,997,471	0.4

	Total Commercial Paper
	(Cost $13,995,344)		13,991,784	1.5

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
29,522,000	(8) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.150%
	(Cost $29,522,000)	29,522,000	3.1

	Total Short-Term Investments
	(Cost $43,517,344)	43,513,784	4.6

	Total Investments in Securities (Cost $1,077,292,501)	$936,195,594	99.4
	Assets in Excess of Other Liabilities	5,830,859	0.6
	Net Assets	$942,026,453	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of December 31, 2022.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2022.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2022.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Rate shown is the 7-day yield as of December 31, 2022.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$250,718,492	$–	$250,718,492
Asset-Backed Securities	–	281,509,426	–	281,509,426
Commercial Mortgage-Backed Securities	–	356,026,492	4,427,400	360,453,892
Short-Term Investments	29,522,000	13,991,784	–	43,513,784
Total Investments, at fair value	$29,522,000	$902,246,194	$4,427,400	$936,195,594
Other Financial Instruments+
Futures	340,197	–	–	340,197
Total Assets	$29,862,197	$902,246,194	$4,427,400	$936,535,791
Liabilities Table
Other Financial Instruments+
Futures	$(388,897)	$–	$–	$(388,897)
Total Liabilities	$(388,897)	$–	$–	$(388,897)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2022, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	89	03/31/23	$18,251,953	$22,891
U.S. Treasury Long Bond	83	03/22/23	10,403,531	(93,551)
U.S. Treasury Ultra 10-Year Note	135	03/22/23	15,967,969	(112,073)
U.S. Treasury Ultra Long Bond	128	03/22/23	17,192,000	(183,273)
			$61,815,453	$(366,006)
Short Contracts:
U.S. Treasury 10-Year Note	(92)	03/22/23	(10,331,313)	54,996
U.S. Treasury 5-Year Note	(2,089)	03/31/23	(225,465,117)	262,310
			$(235,796,430)	$317,306

At December 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,087,903,811.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,476,969
Gross Unrealized Depreciation	(153,233,886)
Net Unrealized Depreciation	$(151,756,917)